UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

James Byrnes U.S. Bank Corporate Trust Services One Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 603-6442

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2006 – May 31, 2007

ITEM 1.  REPORT TO STOCKHOLDERS.

College and University
Facility Loan Trust One

Compiled Financial Statements
Six Months Ended May 31, 2007

Accountants’ Compilation Report

To the Owner Trustee of

College and University Facility

Loan Trust One

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust One (the “Trust”), including the schedule of investments, as of May 31, 2007, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2006, 2005, 2004, 2003 and 2002, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated February 8, 2007 expressed an unqualified opinion, except for the effect on the 2006 and 2005 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them. However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan losses. Accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on the Trust’s estimate of fair value as described in Note 8, would result in an increase of approximately $7,627,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $7,627,000 as of May 31, 2007.

We are not independent with respect to College and University Facility Loan Trust One.

/s/ BDO Seidman, LLP

Boston, Massachusetts

July 30, 2007

College and University
Facility Loan Trust One

Statement of Assets and Liabilities

May 31,	2007

Assets:

Investments, at amortized cost, net of allowance for loan losses of $560,000 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)	$30,742,960
Cash	50,000
Prepaid expenses	16,703
Interest receivable	479,773
Deferred bond issuance costs (Note 2)	163,937

Total assets	31,453,373

Liabilities:

Bonds payable (Notes 3 and 8)	19,467,648
Interest payable (Note 3)	1,026,918
Accrued expenses and other liabilities	194,237
Distributions payable to Class B certificateholders (Note 5)	315,342

Total liabilities	21,004,145

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding - 1,001,643 certificates (Note 5)	1,001,643
Accumulated deficit (Notes 2 and 5)	(651,492)
Additional paid-in capital (Note 2)	10,099,077

Total net assets	$10,449,228

Net asset value per Class B certificate (based on 1,001,643 certificates outstanding)	$10.43

See accompanying accountants’ compilation report and notes to financial statements.

College and University
Facility Loan Trust One

Statement of Operations

Six months ended May 31,	2007

Investment income:
Interest income (Note 2)	$1,491,894

Expenses:
Interest expense (Notes 2 and 3)	1,048,613
Servicer fees (Note 4)	8,082
Trustee fees (Note 4)	19,351
Other trust and bond administration expenses	191,998

Total expenses	1,268,044

Net investment income	223,850

Net increase in net assets resulting from operations	$223,850

See accompanying accountants’ compilation report and notes to financial statements.

College and University
Facility Loan Trust One

Statement of Cash Flows

Six months ended May 31,	2007

Cash flows from operating activities:
Interest received	$804,087
Interest paid	(1,117,462)
Operating expenses paid	(236,668)
Net decrease in funds held under investment agreements	958,584
Principal payments on Loans	1,719,384

Net cash provided by operating activities	2,127,925

Cash flows from financing activities:
Principal repayments on Bonds	(1,716,473)
Distributions to Class B certificateholders	(411,452)

Net cash used for financing activities	(2,127,925)

Net change in cash	—

Cash, beginning of period	50,000

Cash, end of period	$50,000

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$223,850
Decrease in interest receivable	34,390
Increase in prepaid expense	(16,703)
Decrease in accrued expenses and other liabilities	(534)
Decrease in Bond interest payable	(90,544)
Decrease in investment contracts	958,584
Decrease in loan principal balance	1,719,384
Amortization of deferred Bond issuance costs	21,695
Amortization of purchase discount on Loans	(722,197)

Net cash provided by operating activities	$2,127,925

See accompanying accountants’ compilation report and notes to financial statements.

College and University
Facility Loan Trust One

Statement of Changes in Net Assets
(Note 2(f))

	Six Months
	Ended	Year Ended
	May 31,	November 30,
	2007	2006
	(Unaudited)	(Audited)

From operations:
Net investment income	$223,850	$664,627
Reduction in reserve for loan losses	—	100,000

Net increase in net assets applicable to Class B certificateholders resulting from operations	223,850	764,627

Capital certificate transactions:
Distributions to Class B certificateholders (Notes 1 and 5)	(315,342)	(1,106,106)

Net decrease in net assets	(91,492)	(341,479)

Net assets:
Beginning of period	10,540,720	10,882,199

End of period	$10,449,228	$10,540,720

See accompanying accountants’ compilation report and notes to financial statements.

College and University
Facility Loan Trust One

Financial Highlights
(Notes 1 and 5)

	Six Months
	Ended
	May 31,		Years Ended November 30,
	2007		2006		2005		2004	2003			2002
	(Unaudited)		(Audited)

Net asset value, beginning of period	$10.52		$10.86		$10.88		$10.88		$10.86		$11.11

Net investment income	.22		.66		2.14		2.08		1.29		.78

Reduction of reserve for loan losses	—		.10		.20		.10		—		—

Distributions to Class B certificateholders	(.31)		(1.10)		(2.36)		(2.18)		(1.27)		(1.03)

Net asset value, end of period	$10.43		$10.52		$10.86		$10.88		$10.88		$10.86

Total investment return (a)	N/A		N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$10,449,228		$10,540,720		$10,882,199		$10,902,371		$10,902,395		$10,878,852

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	24.16	% (b) (c)	26.24	%(b)	30.05	%(b)	33.79	%(b)	37.84	% (b)	41.40	% (b)

Ratio of net investment income to average net assets applicable to Class B certificates	4.27	(c)	6.20%		19.66%		19.12%		11.93%		7.11%

Number of Class B certificates outstanding, end of period	1,001,643		1,001,643		1,001,643		1,001,643		1,001,643		1,001,643

(a)          The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total Investment Return” and has not included information under that heading. In addition, as the Trust’s investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b)         Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 4.18(c), 4.24%, 4.83%, 4.51%, 4.22% and 3.64% in 2007, 2006, 2005, 2004, 2003 and 2002, respectively.

(c)          Annualized.

See accompanying accountants’ compilation report and notes to financial statements.

College and University
Facility Loan Trust One

Notes to Financial Statements

1.      Organization and Business

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

See accompanying accountants’ compilation report.

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority:  to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.      Summary of Significant Accounting Policies

(a)     College and University Facility Loans

The Loans were purchased and recorded at a discount below par. Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting, net of any allowance for loan loss. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2007 was approximately $9,068,000. There were no prepayments of Loans in the six months ended May 31, 2007.

The Trust’s policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2007, no loans have been placed on non-accrual status.

The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

(1)               a valuation allowance for loans identified as impaired,

(2)               a formula-based general allowance for the various loan portfolio classifications, and

(3)               an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust’s formula-based general allowance.

In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting net of any allowance for loan loss best serves the informational needs of the users of the Trust’s financial statements.

(b)     Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at amortized cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

(c)     Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

(d)     Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

(e)     Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, “Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies.”  SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

As of November 30, 2006, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2007; however, the amount cannot be reasonably estimated at May 31, 2007.

(f)      Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

3.      Bonds

The Bonds outstanding at May 31, 2007 consist of the following:

			Principal
	Interest	Stated	Amount
Type	Rate	Maturity	(000’s)

Term	10.55%	December 1, 2014	$19,468

The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

On December 1, 2006, the Trust made the mandatory redemption of $1,716,473 on the Bonds.

The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 2007, are as follows:

Amount
Fiscal Year	(000’s)

2007	$1,501
2008	2,785
2009	2,794
2010	2,699
2011	2,662
Thereafter	7,027

Total	$19,468

The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

As required by the Indenture, the scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. There are currently no loans in default. The cash flows from the June 1, 2007 Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $6,974,544, as required by the Indenture.

4.                   Administrative Agreements

(a)               Servicer

As compensation for the services provided under the servicing agreement, Capmark Financial, Inc., formerly GMAC Commercial Mortgage receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2007, this fee totaled $8,082. Capmark Financial, Inc. is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans.

(b)              Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

•                  The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $7,912 and $8,791, respectively, for the six months ended May 31, 2007.

•                  The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2007, total Bond Trustee fees and out-of-pocket expenses amounted to $2,648.

5.      Certificates

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 1, 2007, a distribution of $315,342 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month. The certificateholders shall each be entitled to one vote per certificate.

6.      Allowance for Loan Losses

An analysis of the allowance for loan losses for the six months ended May 31, 2007 is summarized as follows:

Balance, beginning of period	$560,000
Reduction in reserve for loan losses	—
Charge-offs	—

Balance, end of period	$560,000

At May 31, 2007, there were no recorded investments in loans that are considered to be impaired. See Note 2(a) for a discussion of the Trust’s impaired loan accounting policy.

7.      Loans

Scheduled principal and interest payments on the Loans as of May 31, 2007, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2007	$1,391	$427	$1,818
2008	3,003	787	3,790
2009	3,028	693	3,721
2010	2,882	599	3,481
2011	2,722	510	3,232
Thereafter	14,527	1,577	16,104

Total	$27,553	$4,593	$32,146

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2007.

		Amortized
	Number	Cost
Type of Collateral	of Loans	(000’s)%

Loans secured by a first mortgage	41	$11,315	61.2%

Loans not secured by a first mortgage	21	7,170	38.8%

Total Loans	62	$18,485	100.0%

		Amortized
	Number	Cost
Type of Institution	of Loans	(000’s)%

Private	42	$10,573	57.2%

Public	20	7,912	42.8%

Total Loans	62	$18,485	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.      Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust’s net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments both Loans and Bonds, using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate and schedule payments on the Bonds.

Similarly, the fair values of the Trust’s investment agreements also exceed the carrying values of these investments. The fair values of these long-term fix-maturity investments are determined by adding a market rate adjustment to the carrying value of the investment. This market rate adjustment is calculated using the net present value of the difference between future interest income to the trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate is based upon the 20 year Treasury bill rate at May 31, 2007. As the current market interest rate approaches the original interest rate of the investment, the fair value of the investment approaches the carrying value.

The estimated fair value of each category of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2007 are as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$17,925	*	$24,266

Investment Agreements:
Revenue Fund	10,218		10,788
Liquidity Fund	2,600		3,316

	$30,743		$38,370

Bonds payable	$19,468		$23,461

*Net of allowance for loan losses of $560,000.

9.      New Accounting Standards

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on its financial statement disclosures.

In July 2006, the FASB released Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

May 31, 2007

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)

	COLLEGE AND UNIVERSITY LOANS (58.3%)
	ALABAMA
$160	Birmingham-Southern College	3.00	10/01/2010	12.47	$134
2	Stillman College	3.00	02/01/2007	13.24	2
1,271	University of Alabama	3.00	05/01/2021	12.27	732
182	University of Montevallo	3.00	05/01/2023	12.30	98
	CALIFORNIA
483	Azusa Pacific University	3.00	04/01/2017	12.96	302
1,020	California State University	3.00	11/01/2012	10.57	828
200	Monterey Peninsula College	3.00	10/01/2018	11.95	127
290	San Diego State University	3.00	11/01/2021	11.93	169
610	San Francisco State University	3.00	11/01/2021	11.93	357
	ILLINOIS
260	Concordia College	3.00	05/01/2011	12.64	212
	INDIANA
75	Anderson College	3.00	03/01/2010	13.02	62
230	Taylor University	3.00	10/01/2010	12.45	192
1,110	University of Notre Dame	3.00	04/01/2018	12.95	673
	KANSAS
80	Emporia State University	3.00	04/01/2009	12.33	71
	LOUISIANA
370	Xavier University	3.00	10/01/2017	12.54	235
	MARYLAND
840	Western Maryland College	3.00	11/01/2016	12.44	561
	MASSACHUSETTS
155	Atlantic Union College	3.00	05/01/2023	12.68	82
660	Boston University	3.00	12/31/2022	11.87	367
62	Springfield College	3.00	05/01/2011	12.59	51
	MICHIGAN
800	Albion College	3.00	10/01/2015	12.51	550
150	Alma College	3.00	04/01/2010	11.87	127
2,182	Finlandia University	3.00	08/01/2014	12.70	1,211
	MINNESOTA
800	Augsburg College	3.00	04/01/2016	12.95	520
355	College of St. Thomas	3.00	04/01/2017	12.95	222
	MISSISSIPPI
20	Mississippi Valley State	3.00	07/01/2008	11.89	18
93	Tougaloo College	3.00	06/01/2021	12.44	52
	MISSOURI
113	Missouri Southern State College	3.00	12/01/2008	10.56	100
67	Missouri Western State College	3.00	10/01/2008	11.77	61
	NEBRASKA
69	University of Nebraska	3.00	07/01/2013	10.59	54

See accompanying accountants’ compilation report and notes to financial statements.

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)

	NEW HAMPSHIRE
$215	Daniel Webster College	3.00	04/01/2019	12.99	$125
205	New England College	3.625	10/01/2013	12.37	158
660	New England College	3.00	04/01/2019	12.96	386
338	Rivier College	3.625	04/01/2014	12.78	246
	NEW JERSEY
80	Fairleigh Dickinson University	3.00	11/01/2020	12.09	47
	NEW YORK
47	Alfred University	3.00	11/01/2007	12.41	45
394	Long Island University	3.00	06/01/2016	12.34	264
802	Sarah Lawrence College	3.00	11/01/2021	12.64	457
	NORTH CAROLINA
72	Montreat-Anderson College	3.00	12/01/2019	12.19	42
875	University of North Carolina	3.00	01/01/2018	11.49	566
	OHIO
1,125	Case Western Reserve University	3.00	04/01/2016	10.54	805
123	University of Steubenville	3.375	04/01/2012	12.88	95
201	University of Steubenville	3.00	04/01/2017	12.96	126
	PENNSYLVANIA
382	Carnegie - Mellon University	3.00	11/01/2017	10.45	268
420	Harcum Junior College	3.00	11/01/2015	12.44	291
235	Susquehanna University	3.625	11/01/2014	12.32	173
72	Swarthmore College	3.00	11/01/2013	12.30	53
268	Temple University	3.375	11/01/2014	11.99	203
	RHODE ISLAND
246	Community College of Rhode Island	3.00	04/01/2018	12.10	158
	SOUTH CAROLINA
605	College of Charleston	3.00	07/01/2016	12.02	410
500	Morris College	3.00	11/01/2013	12.42	372
	TENNESSEE
59	Bryan College	3.00	02/01/2010	12.68	50
191	Vanderbilt University	3.00	06/30/2009	10.39	170
	TEXAS
363	Jarvis Christian College	3.00	04/01/2019	12.96	214
76	Laredo Junior College	3.00	08/01/2009	11.82	67
95	St. Edward’s University	3.625	04/01/2013	12.80	71
333	Texas Tech University	3.625	03/01/2013	10.80	263
2,045	Texas Tech University	3.375-3.50	03/01/2012	10.83	1,665
	VERMONT
770	Middlebury College	3.00	04/01/2018	12.87	501
5	St. Michael’s College	3.00	04/01/2008	13.06	5
1,907	University of Vermont	3.00	10/01/2019	12.19	1,162

See accompanying accountants’ compilation report and notes to financial statements.

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)

	VIRGINIA
$1,115	Old Dominion University	3.00	06/01/2013	11.70	$838
	WASHINGTON
20	Western Washington University	3.00	10/01/2007	11.16	19
27,553	Total College and University Loans				18,485

	Allowance for Loan Losses				560

	Net Loans of the Trust				17,925

	INVESTMENT AGREEMENTS (41.7%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	2,600
10,218	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	10,218
12,818	Total Investment Agreements				12,818
$40,371	Total Investments (100.0%)				$30,743

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

See accompanying accountants’ compilation report and notes to financial statements.

ITEM 2. CODE OF ETHICS

Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12. EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

(1) Code of ethics or amendments: not applicable to the registrant.

(2) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

(3) Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

(4) Attestation Report of Independent Accountants, Deloitte & Touche, LLP, is attached.

(5) Servicer reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the Servicer Agreement.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 9, 2007